CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Operating revenue:
Operating revenue	$ 1,523,099	¥ 10,603,507	¥ 7,596,896	¥ 5,582,189
Operating cost:
Cost of sales (including cost of goods purchased from a related party of RMB 530,605, RMB 614,766 and RMB 827,809 for the years ended December 31, 2017, 2018 and 2019, respectively)	(520,598)	(3,624,301)	(2,440,613)	(2,634,142)
Funding cost	(73,089)	(508,829)	(898,028)	(792,170)
Processing and servicing cost	(92,236)	(642,126)	(324,005)	(223,916)
Provision for credit losses of financing receivables	(101,796)	(708,684)	(884,056)	(611,869)
Provision for credit losses of contract assets and service fees receivable	(18,023)	(125,471)	(38,254)
Total operating cost	(805,742)	(5,609,411)	(4,584,956)	(4,262,097)
Gross profit	717,357	4,994,096	3,011,940	1,320,092
Operating expenses:
Sales and marketing expenses	(221,020)	(1,538,698)	(589,983)	(405,505)
Research and development expenses	(59,754)	(415,995)	(320,165)	(235,292)
General and administrative expenses	(59,197)	(412,117)	(279,859)	(203,635)
Total operating expenses	(339,971)	(2,366,810)	(1,190,007)	(844,432)
Gain on guarantee liabilities, net	28,163	196,063	108,316
Interest expense, net	(5,633)	(39,215)	(23,059)	(75,517)
Investment-related impairment			(15,215)	(932)
Investment income	7,500	52,211	18,753
Net change in fair value of financial guarantee derivatives	(30,489)	(212,256)	197,027	47,355
Others, net	11,839	82,422	1,773	28,013
Income before income tax expense	388,766	2,706,511	2,109,528	474,579
Income tax expense	(59,174)	(411,959)	(132,222)	(234,227)
Net income	329,592	2,294,552	1,977,306	240,352
Pre-IPO Preferred Shares redemption value accretion				(82,117)
Income allocation to participating Pre-IPO Preferred Shares				(132,241)
Net income attributable to ordinary shareholders	$ 329,592	¥ 2,294,552	¥ 1,977,306	¥ 25,994
Net income per ordinary share/ADS
Diluted (per share) | ¥ / shares		¥ 6.14	¥ 5.45	¥ 0.18
Weighted average number of ordinary shares outstanding
Basic (in shares) | shares	355,625,970	355,625,970	337,883,964	113,620,774
Diluted (in shares) | shares	375,831,131	375,831,131	362,762,561	140,852,401
Share-based compensation expenses included in:
Share-based compensation expenses		¥ 177,262	¥ 122,636	¥ 75,736
Processing and servicing cost
Share-based compensation expenses included in:
Share-based compensation expenses	$ 1,504	10,472	8,111	5,916
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	4,110	28,611	18,223	6,611
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	6,173	42,977	33,169	17,089
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	13,675	95,202	63,133	46,120
Online direct sales and services income
Operating revenue:
Operating revenue	549,979	3,828,841	2,600,594	2,566,933
Online direct sales
Operating revenue:
Operating revenue	520,554	3,623,991	2,396,680	2,534,983
Services and others
Operating revenue:
Operating revenue	29,425	204,850	203,914	31,950
Financial services income
Operating revenue:
Operating revenue	973,120	6,774,666	4,996,302	3,015,256
Interest and financial services income
Operating revenue:
Operating revenue	163,001	1,134,779	2,742,643	2,443,761
Loan facilitation and servicing fees
Operating revenue:
Operating revenue	808,389	5,627,842	2,075,817	378,892
Other revenue
Operating revenue:
Operating revenue	$ 1,730	¥ 12,045	¥ 177,842	¥ 192,603
Ordinary shares
Net income per ordinary share/ADS
Basic (per share) | (per share)	$ 0.93	¥ 6.45	¥ 5.85	¥ 0.23
Diluted (per share) | (per share)	0.88	6.14	5.45	0.18
ADS
Net income per ordinary share/ADS
Basic (per share) | (per share)	1.85	12.90	11.70	0.46
Diluted (per share) | (per share)	$ 1.76	¥ 12.29	¥ 10.90	¥ 0.37